FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET
6.	FIXED ASSETS, NET

Fixed assets consist of the following:

	December 31,
	2014	2015

Media display equipment	$11,733,704	$15,642,153
Wi-Fi equipment	164,077	6,530,020
Computers and office equipment	3,636,351	4,704,191
Motor vehicles	659,494	596,989
Leasehold improvements	2,314,882	2,870,695

Sub-total	18,508,508	30,344,048
Less: accumulated depreciation and amortization	(14,114,608)	(13,524,510)

	$4,393,900	$16,819,538

Depreciation expense was $4,112,181, $3,288,751 and $1,864,250 for the years ended December 31, 2013, 2014 and 2015, respectively, of which $2,064,681, $1,817,788 and $869,825 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.

Included in media display equipment and Wi-Fi equipment are assembly in progress of $1,282,686 and $6,778,562 as of December 31, 2014 and 2015, respectively. These assets are expected to be placed in service in the following year.